Income Tax (Details) - USD ($)			3 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax (Details) [Line Items]
U.S. federal corporate income tax			21.00%	34.00%		21.00%	21.00%
Net operating losses (in Dollars)	$ 2,619,205	$ 3,352,926
U.S. [Member]
Income Tax (Details) [Line Items]
U.S. federal corporate income tax					21.00%	21.00%